SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENT
Risk-free interest rate, minimum	0.67%
Risk-free interest rate, maximum	0.72%
Expected volatility, minimum	51.90%
Expected volatility, maximum	52.00%
Share Options
SHARE-BASED PAYMENT
Risk-free interest rate		2.14%
Risk-free interest rate, minimum			2.04%
Risk-free interest rate, maximum			2.83%
Expected volatility		50.40%
Expected volatility, minimum			36.00%
Expected volatility, maximum			52.50%
Expected life of option (years)	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Fair value per ordinary share		¥ 12.65
Share Options | Minimum
SHARE-BASED PAYMENT
Expected life of option (years)			1 year
Fair value per ordinary share	¥ 21.60	¥ 12.65	¥ 15.03
Share Options | Maximum
SHARE-BASED PAYMENT
Expected life of option (years)			10 years
Fair value per ordinary share	¥ 23.10		¥ 16.85